Income tax expense - Net deferred tax (assets)/liability (Parenthetical) (Detail) - Unused tax credits [member] ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Statement [line items]
Minimum alternate tax credit entitled to be carried forward	₨ 67,585	$ 891	₨ 82,358
Upto the fourteenth and fifteenth year [member]
Statement [line items]
Minimum alternate tax credit entitled to be carried forward	₨ 2,080	$ 28	₨ 3,400